Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

Note 6. Intangible Assets, net

Identifiable intangible assets, net consisted of the following:

	As of December 31,			As of December 31,
	2023			2022
(in thousands)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Internal-Use Software	$6,248	$(3,994)	$2,254	$5,827	$(1,993)	$3,834
Total identifiable intangible assets	$6,248	$(3,994)	$2,254	$5,827	$(1,993)	$3,834

Amortization expense amounted to $2.0 million and $1.6 million for the year ended December 31, 2023 and 2022, respectively. Intangible assets are assessed for impairment when events or circumstances indicate the existence of a possible impairment.

As of December 31, 2023, estimated annual amortization expense for each of the next five fiscal years is as follows:

Fiscal Years Ending December 31,
(in thousands)
2024	1,656
2025	521
2026	77
2027	—
Total	$2,254